UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05240

SELECTED CAPITAL PRESERVATION TRUST

(Exact name of registrant as specified in charter)

2949 East Elvira Road, Suite 101
Tucson, AZ 85756
(Address of principal executive offices)

Thomas D. Tays
Davis Selected Advisers, L.P.
2949 East Elvira Road, Suite 101
Tucson, AZ 85756
(Name and address of agent for service)

Registrant’s telephone number, including area code: 520-806-7600

Date of fiscal year end: December 31, 2013

Date of reporting period: June 30, 2013

____________________

ITEM 1. REPORT TO STOCKHOLDERS

SELECTED FUNDS	Table of Contents

Shareholder Letter	2

Management's Discussion of Fund Performance:
Selected American Shares	3
Selected International Fund	5

Fund Overview:
Selected American Shares	7
Selected International Fund	8
Selected Daily Government Fund	9

Expense Example	10

Schedule of Investments:
Selected American Shares	12
Selected International Fund	16
Selected Daily Government Fund	19

Statements of Assets and Liabilities	21

Statements of Operations	23

Statements of Changes in Net Assets	24

Notes to Financial Statements	26

Financial Highlights	33

Director Approval of Advisory Agreements	37

Privacy Notice and Householding	40

Directors and Officers	41

This Semi-Annual Report is authorized for use by existing shareholders. Prospective shareholders must receive a current Selected Funds prospectus, which contains more information about investment strategies, risks, fees, and expenses. Please read the prospectus carefully before investing or sending money.

Shares of the Selected Funds are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including possible loss of the principal amount invested.

Portfolio Proxy Voting Policies and Procedures
The Funds have adopted Portfolio Proxy Voting Policies and Procedures under which the Funds vote proxies relating to securities held by the Funds.  A description of the Funds’ Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Funds toll-free at 1-800-243-1575, (ii) on the Funds’ website at www.selectedfunds.com, and (iii) on the SEC’s website at www.sec.gov.

In addition, the Funds are required to file Form N-PX, with their complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year.  The Funds’ Form N-PX filing is available (i) without charge, upon request, by calling the Funds toll-free at 1-800-243-1575, (ii) on the Funds’ website at www.selectedfunds.com, and (iii) on the SEC’s website at www.sec.gov.

Form N-Q and Form N-MFP
The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  In addition, Selected Daily Government Fund files its complete schedule of portfolio holdings with the SEC for each month end on Form N-MFP.  The Funds’ Form N-Q and Selected Daily Government Fund’s Form N-MFP are available without charge, upon request, by calling 1-800-243-1575, on the Funds’ website at www.selectedfunds.com, and on the SEC’s website at www.sec.gov.  The Funds’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

SELECTED FUNDS	Shareholder Letter

Dear Fellow Shareholder,

As stewards of our customers’ savings, the management team and Directors/Trustees of the Selected Funds recognize the importance of candid, thorough, and regular communication with our shareholders. In our Annual and Semi-Annual Reports, we include all of the required quantitative information, such as financial statements, detailed footnotes, performance reports, fund holdings, and performance attribution.

In addition, we produce a Manager Commentary for certain funds, which is published semi-annually. In this commentary, we give a more qualitative perspective on fund performance, discuss our thoughts on individual holdings, and share our investment outlook. You may obtain a copy of the current Manager Commentary either on the Funds’ website at www.selectedfunds.com or by calling 1-800-243-1575.

We thank you for your continued trust. We will do our best to earn it in the years ahead.

Sincerely,

James J. McMonagle	Christopher C. Davis	Kenneth C. Feinberg
Chairman	President & Portfolio Manager	Portfolio Manager

August 2, 2013

SELECTED FUNDS	Management’s Discussion of Fund Performance
SELECTED AMERICAN SHARES, INC.

Performance Overview

Selected American Shares’ Class S shares delivered a total return on net asset value of 14.17% (Class D shares returned 14.37%) for the six-month period ended June 30, 2013. Over the same time period, the Standard & Poor’s 500® Index (“Index”) returned 13.82%. The sectors1 within the Index that turned in the strongest performance over the six-month period were Health Care, Consumer Discretionary, and Financials. The sectors within the Index that turned in the weakest (but still positive) performance over the six-month period were Materials, Information Technology, and Energy.

The Fund’s Absolute Performance
Financial companies were the most important contributor2 to the Fund’s absolute performance over the six-month period. American Express3, Wells Fargo, Berkshire Hathaway, and Progressive were among the most important contributors to performance. Hang Lung was among the most important detractors from performance.

Consumer Discretionary companies were the second most important contributor to the Fund’s absolute performance. Bed Bath & Beyond, Netflix, and Walt Disney were among the most important contributors to performance.

Information Technology companies were the third most important contributor to the Fund’s absolute performance. Google was among the most important contributors to performance. Oracle was among the most important detractors from performance.

Consumer Staple companies were also an important contributor to the Fund’s absolute performance. CVS Caremark and Costco Wholesale were among the most important contributors to performance. Diageo was among the most important detractors from performance.

Industrial companies were the most important detractor from the Fund’s absolute performance. Iron Mountain, Kuehne & Nagel, and China Merchants Holdings were among the most important detractors from performance.

Other important detractors from the Fund’s absolute performance included Rio Tinto, BHP Billiton, Canadian Natural Resources, and Potash. The Fund no longer owns Rio Tinto or BHP Billiton.

The Fund had approximately 14% of its net assets invested in foreign companies at June 30, 2013. As a whole, those companies under-performed the domestic companies held by the Fund.

The Fund’s Relative Performance
Information Technology companies were the most important contributor to the Fund’s performance relative to the Index over the six-month period. The Fund’s Information Technology companies out-performed the corresponding sector within the Index and also benefited by having a lower average weighting in this weaker performing sector.

Financial companies were the second most important contributor to the Fund’s relative performance. The Fund’s Financial companies slightly under-performed the corresponding sector within the Index, but benefited from having a higher average weighting in this stronger performing sector.

Industrial companies were the most important detractor from the Fund’s relative performance. The Fund’s Industrial companies under-performed the corresponding sector within the Index.

Health Care companies were the second most important detractor from the Fund’s relative performance. The Fund’s Health Care companies under-performed the corresponding sector within the Index and relative performance was also hindered by having a lower average weighting in this stronger performing sector.

Selected American Shares’ investment objective is to achieve both capital growth and income. In the current market environment, we expect that income will be low. There can be no assurance that the Fund will achieve its objective. Selected American Shares’ principal risks are: stock market risk, manager risk, common stock risk, large-capitalization companies risk, mid- and small-capitalization companies risk, financial services risk, foreign country risk, emerging market risk, foreign currency risk, depositary receipts risk, headline risk, and fees and expenses risk. See the prospectus for a full description of each risk.

1      The companies included in the Standard & Poor’s 500® Index are divided into ten sectors. One or more industry groups make up a sector.

2      A company’s or sector’s contribution to or detraction from the Fund’s performance is a product both of its appreciation or depreciation and its weighting within the Fund. For example, a 5% holding that rises 20% has twice as much impact as a 1% holding that rises 50%.

3      This Management Discussion of Fund Performance discusses a number of individual companies. The information provided in this report does not provide information reasonably sufficient upon which to base an investment decision and should not be considered a recommendation to purchase or sell any particular security. The Schedule of Investments lists the Fund’s holdings of each company discussed.

SELECTED FUNDS	Management’s Discussion of Fund Performance
SELECTED AMERICAN SHARES, INC. – (CONTINUED)

Comparison of a $10,000 investment in Selected American Shares Class S versus the Standard & Poor’s 500® Index over 10 years for an investment made on June 30, 2003

Average Annual Total Return for periods ended June 30, 2013

Fund & Benchmark Index	1-Year	5-Year	10-Year	Since Class D’s Inception (May 3, 2004)	Gross Expense Ratio	Net Expense Ratio
Class S	20.70%	4.48%	6.77%	N/A	0.95%	0.95%
Class D	21.14%	4.83%	N/A	5.58%	0.61%	0.61%
Standard & Poor’s 500® Index	20.60%	7.01%	7.30%	6.23%

The Standard & Poor’s 500® Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Index is adjusted for dividends, weighted towards stocks with large market capitalizations, and represents approximately two-thirds of the total market value of all domestic common stocks.  Investments cannot be made directly in the Index.

The performance data for Selected American Shares contained in this report represents past performance, assumes that all distributions were reinvested, and should not be considered as an indication of future performance from an investment in the Fund today. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed. Fund performance changes over time and current performance may be higher or lower than stated. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The operating expense ratios may vary in future years. For more current information please call Selected Funds Investor Services at 1-800-243-1575.

SELECTED FUNDS	Management’s Discussion of Fund Performance
SELECTED INTERNATIONAL FUND, INC.

Performance Overview

Selected International Fund’s Class S shares delivered a total return on net asset value of 0.87% (Class D shares returned 1.29%) for the six-month period ended June 30, 2013. Over the same time period, the Morgan Stanley Capital International All Country World Index ex USA (“Index”) declined 0.04%. The sectors1 within the Index that turned in the strongest performance over the six-month period were Health Care, Consumer Discretionary, and Telecommunication Services. The sectors that turned in the weakest performance over the six-month period were Materials, Energy, and Utilities. Materials and Energy delivered negative returns. As of June 30, 2013, the Fund had approximately 97% of its net assets invested in foreign companies, 2% in U.S. companies, and 1% in other assets and liabilities.

The Fund’s Absolute Performance
Consumer Discretionary companies were the most important contributor2 to the Fund’s absolute performance over the six-month period. Ctrip.com3, Compagnie Financiere Richemont, and Vipshop Holdings were among the most important contributors to performance.

Information Technology companies were the second most important contributor to the Fund’s absolute performance. NetEase was among the most important contributors to performance.

Health Care companies were also important contributors to the Fund’s absolute performance. Roche Holding, Sinovac Biotech, and Essilor were among the most important contributors to performance. Sinopharm and Diagnosticos da America were among the most important detractors from performance.

Financial companies were the most important detractor from the Fund’s absolute performance. China Merchants Bank, China CITIC Bank, and Hang Lung were among the most important detractors from performance. The Fund no longer owns China CITIC Bank.

Material companies were the second most important detractor from the Fund’s absolute performance. Rio Tinto and BHP Billiton were among the most important detractors from performance. Greatview Aseptic Packaging was among the most important contributors to performance.

Consumer Staple companies were also important detractors from the Fund’s absolute performance. Brasil Pharma was among the most important detractors from performance. Lindt & Spruengli was among the most important contributors to performance.

The Fund’s Relative Performance
Material companies were the most important contributor to the Fund’s performance relative to the Index over the six-month period. The Fund’s Material companies out-performed the corresponding sector within the Index and also benefited from having a lower average weighting in this weaker performing sector.

Consumer Discretionary companies were the second most important contributor to the Fund’s relative performance. The Fund’s Consumer Discretionary companies out-performed the corresponding sector within the Index and also benefited from having a higher average weighting in this stronger performing sector.

Information Technology companies were also important contributors to the Fund’s relative performance. The Fund’s Information Technology companies out-performed the corresponding sector within the Index.

Financial companies were the most important detractor from the Fund’s relative performance. The Fund’s Financial companies under-performed the corresponding sector within the Index.

Consumer Staple companies were the second most important detractor from the Fund’s relative performance. The Fund’s Consumer Staple companies under-performed the corresponding sector within the Index.

Selected International Fund’s investment objective is capital growth. There can be no assurance that the Fund will achieve its objective. Selected International Fund’s principal risks are: stock market risk, manager risk, common stock risk, large-capitalization companies risk, mid- and small-capitalization companies risk, financial services risk, foreign country risk, emerging market risk, foreign currency risk, depositary receipts risk, headline risk, and fees and expenses risk. See the prospectus for a full description of each risk.

1      The companies included in the Morgan Stanley Capital International All Country World Index ex USA are divided into ten sectors.  One or more industry groups make up a sector.

2      A company’s or sector’s contribution to or detraction from the Fund’s performance is a product both of its appreciation or depreciation and its weighting within the Fund. For example, a 5% holding that rises 20% has twice as much impact as a 1% holding that rises 50%.

3      This Management Discussion of Fund Performance discusses a number of individual companies. The information provided in this report does not provide information reasonably sufficient upon which to base an investment decision and should not be considered a recommendation to purchase or sell any particular security. The Schedule of Investments lists the Fund’s holdings of each company discussed.

SELECTED FUNDS	Management’s Discussion of Fund Performance
SELECTED INTERNATIONAL FUND, INC. – (CONTINUED)

Comparison of a $10,000 investment in Selected International Fund Class S versus the Morgan Stanley Capital International All Country World Index ex USA (MSCI ACWI® ex USA) over 10 years for an investment made on June 30, 2003

Average Annual Total Return for periods ended June 30, 2013

Fund & Benchmark Index	1-Year	5-Year	10-Year	Since Class D’s Inception (May 3, 2004)	Gross Expense Ratio	Net Expense Ratio
Class S	14.94%	0.18%	3.61%	N/A	1.48%	1.48%
Class D	15.77%	0.75%	N/A	2.00%	0.85%	0.85%
MSCI ACWI® ex USA	13.63%	(0.80)%	8.62%	6.43%

On May 1, 2011, the Fund changed its name from Selected Special Shares to Selected International Fund and changed its investment strategy from investing primarily in domestic equity securities to investing primarily in foreign equity securities.  Performance prior to that date is unlikely to be relevant to future performance.

The MSCI ACWI® ex USA is a free float-adjusted market capitalization weighted index designed to measure the equity market performance of developed and emerging markets, excluding the United States. The Index includes reinvestment of dividends, net of foreign withholding taxes.  Investments cannot be made directly in the Index.

The performance data for Selected International Fund contained in this report represents past performance, assumes that all distributions were reinvested, and should not be considered as an indication of future performance from an investment in the Fund today. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed. Fund performance changes over time and current performance may be higher or lower than stated. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The operating expense ratios may vary in future years. For more current information please call Selected Funds Investor Services at 1-800-243-1575.

SELECTED FUNDS	Fund Overview
SELECTED AMERICAN SHARES, INC.	June 30, 2013 (Unaudited)

Portfolio Composition		Industry Weightings
(% of Fund’s 06/30/13 Net Assets)		(% of 06/30/13 Long-Term Portfolio)

			Fund	S&P 500®
Common Stock (U.S.)	82.38%	Diversified Financials	19.08%	7.09%
Common Stock (Foreign)	14.08%	Insurance	12.87%	4.40%
Corporate Bonds (Foreign)	0.03%	Information Technology	10.56%	17.79%
Short-Term Investments	3.33%	Food & Staples Retailing	10.11%	2.38%
Other Assets & Liabilities	0.18%	Energy	7.69%	10.53%
	100.00%	Health Care	6.14%	12.72%
		Materials	5.97%	3.27%
		Banks	5.88%	3.01%
		Retailing	5.59%	4.40%
		Food, Beverage & Tobacco	5.17%	5.77%
		Media	3.43%	3.68%
		Transportation	2.60%	1.75%
		Capital Goods	1.68%	7.76%
		Real Estate	1.06%	2.16%
		Commercial & Professional Services	0.87%	0.65%
		Automobiles & Components	0.68%	1.06%
		Other	0.62%	11.58%
			100.00%	100.00%

Top 10 Long-Term Holdings
(% of Fund’s 06/30/13 Net Assets)

American Express Co.	Consumer Finance	6.19%
Wells Fargo & Co.	Commercial Banks	5.67%
CVS Caremark Corp.	Food & Staples Retailing	5.63%
Google Inc., Class A	Software & Services	5.12%
Bank of New York Mellon Corp.	Capital Markets	4.77%
Berkshire Hathaway Inc., Class A	Property & Casualty Insurance	4.37%
Costco Wholesale Corp.	Food & Staples Retailing	4.01%
Bed Bath & Beyond Inc.	Retailing	3.17%
EOG Resources, Inc.	Energy	2.62%
UnitedHealth Group Inc.	Health Care Equipment & Services	2.30%

SELECTED FUNDS	Fund Overview
SELECTED INTERNATIONAL FUND, INC.	June 30, 2013 (Unaudited)

Portfolio Composition		Industry Weightings
(% of Fund’s 06/30/13 Net Assets)		(% of 06/30/13 Stock Holdings)

				MSCI ACWI®
			Fund	EX USA
Common Stock (Foreign)	96.75%	Health Care	15.39%	7.98%
Common Stock (U.S.)	2.18%	Capital Goods	12.82%	7.57%
Short-Term Investments	0.62%	Food, Beverage & Tobacco	11.26%	7.08%
Other Assets & Liabilities	0.45%	Transportation	7.60%	2.38%
	100.00%	Materials	7.43%	8.63%
		Consumer Durables & Apparel	7.42%	2.02%
		Information Technology	6.57%	6.44%
		Retailing	5.48%	1.41%
		Real Estate	4.35%	3.34%
		Diversified Financials	4.12%	3.10%
		Energy	3.76%	9.32%
		Telecommunication Services	3.55%	5.62%
		Food & Staples Retailing	2.47%	2.30%
		Media	2.44%	1.41%
		Commercial & Professional Services	2.21%	0.90%
		Banks	2.10%	15.18%
		Insurance	1.03%	4.81%
		Other	–	10.51%
			100.00%	100.00%

Country Diversification		Top 10 Long-Term Holdings
(% of 06/30/13 Stock Holdings)		(% of Fund’s 06/30/13 Net Assets)

Switzerland	26.88%	Compagnie Financiere Richemont S.A., Bearer Shares, Unit A	6.54%
China	26.01%	Schneider Electric S.A.	6.12%
France	10.30%	Heineken Holding N.V.	5.73%
Netherlands	6.60%	Kuehne & Nagel International AG	5.10%
Mexico	5.99%	Schindler Holding AG - Participation Certificate	4.46%
Brazil	4.88%	Hang Lung Group Ltd.	4.31%
Hong Kong	4.35%	Essilor International S.A.	4.07%
Italy	3.76%	Tenaris S.A., ADR	3.72%
United Kingdom	2.92%	America Movil SAB de C.V., Series L, ADR	3.51%
Belgium	2.50%	Ctrip.com International, Ltd., ADR	3.44%
Canada	2.38%
United States	2.21%
Germany	1.22%
	100.00%

SELECTED FUNDS	Fund Overview
SELECTED CAPITAL PRESERVATION TRUST - SELECTED DAILY GOVERNMENT FUND	June 30, 2013 (Unaudited)

Portfolio Composition		Maturity Diversification
(% of Fund’s 06/30/13 Net Assets)		(% of 06/30/13 Portfolio Holdings)

Repurchase Agreements	36.74%	0-30 Days	67.90%
Federal Home Loan Bank	26.43%	31-90 Days	14.86%
Federal Farm Credit Bank	16.95%	91-180 Days	8.38%
Freddie Mac	14.50%	181-397 Days	8.86%
Other Agencies	2.20%		100.00%
Private Export Funding	2.07%
Fannie Mae	0.95%
Other Assets & Liabilities	0.16%
	100.00%

The maturity dates of floating rate securities used in the Maturity Diversification table are considered to be the effective maturities, based on the reset dates of the securities’ variable rates.  See the Fund’s Schedule of Investments for a listing of the floating rate securities.

SELECTED FUNDS	Expense Example (Unaudited)

Example

As a shareholder of each Fund, you incur ongoing costs, including advisory and administrative fees, distribution and/or service (12b-1) fees, and other Fund expenses. As a shareholder of Selected International Fund, you may also incur transaction costs, which consist of redemption fees, if any.  The Expense Example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  The Expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for each class is for the six-month period ended June 30, 2013.

Actual Expenses

The information represented in the row entitled “Actual” provides information about actual account values and actual expenses.  You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. An annual maintenance fee of $15, charged on retirement plan accounts per Social Security Number, is not included in the Expense Example. This fee will be waived for accounts sharing the same Social Security Number if the accounts total at least $50,000 at Selected Funds. If this fee was included, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower, by this amount.

Hypothetical Example for Comparison Purposes

The information represented in the row entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. An annual maintenance fee of $15, charged on retirement plan accounts per Social Security Number, is not included in the Expense Example. This fee will be waived for accounts sharing the same Social Security Number if the accounts total at least $50,000 at Selected Funds.  If this fee was included, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the information in the row entitled “Hypothetical” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your cost would have been higher.

SELECTED FUNDS	Expense Example (Unaudited) – (Continued)

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	(01/01/13)	(06/30/13)	(01/01/13-06/30/13)
Selected American Shares
Class S (annualized expense ratio 0.95%**)
Actual	$1,000.00	$1,141.69	$5.04
Hypothetical	$1,000.00	$1,020.08	$4.76
Class D (annualized expense ratio 0.61%**)
Actual	$1,000.00	$1,143.70	$3.24
Hypothetical	$1,000.00	$1,021.77	$3.06
Selected International Fund
Class S (annualized expense ratio 1.48%**)
Actual	$1,000.00	$1,008.66	$7.37
Hypothetical	$1,000.00	$1,017.46	$7.40
Class D (annualized expense ratio 0.85%**)
Actual	$1,000.00	$1,012.93	$4.24
Hypothetical	$1,000.00	$1,020.58	$4.26
Selected Daily Government Fund
Class S (annualized expense ratio 0.02%**)
Actual	$1,000.00	$1,000.71	$0.10
Hypothetical	$1,000.00	$1,024.70	$0.10
Class D (annualized expense ratio 0.02%**)
Actual	$1,000.00	$1,000.71	$0.10
Hypothetical	$1,000.00	$1,024.70	$0.10

Hypothetical assumes 5% annual return before expenses.

*Expenses are equal to each Class’s annualized operating expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

**The expense ratios reflect the impact, if any, of certain reimbursements and/or waivers from the Adviser and/or Distributor.

SELECTED FUNDS	Schedule of Investments
SELECTED AMERICAN SHARES, INC.	June 30, 2013 (Unaudited)

	Shares	Value (Note 1)
COMMON STOCK – (96.46%)
CONSUMER DISCRETIONARY – (9.80%)
Automobiles & Components – (0.65%)
Harley-Davidson, Inc.	661,100	$36,241,502
Consumer Durables & Apparel – (0.44%)
Compagnie Financiere Richemont S.A., Bearer Shares, Unit A (Switzerland)	142,900	12,640,194
Hunter Douglas N.V. (Netherlands)	295,596	11,812,205
		24,452,399
Media – (3.31%)
Grupo Televisa S.A.B., ADR (Mexico)	499,100	12,397,644
Liberty Global PLC, Series C *	864,190	59,257,508
Walt Disney Co.	1,766,600	111,560,790
		183,215,942
Retailing – (5.40%)
Bed Bath & Beyond Inc. *	2,473,190	175,349,171
CarMax, Inc. *	1,018,800	47,027,808
Liberty Interactive Corp., Series A *	1,732,250	39,859,072
Liberty Ventures, Series A *	116,500	9,876,870
Netflix Inc. *	77,000	16,253,160
Tiffany & Co.	139,750	10,179,390
		298,545,471
	Total Consumer Discretionary	542,455,314
CONSUMER STAPLES – (14.74%)
Food & Staples Retailing – (9.75%)
Costco Wholesale Corp.	2,008,364	222,064,807
CVS Caremark Corp.	5,451,895	311,739,356
Sysco Corp.	174,660	5,966,386
		539,770,549
Food, Beverage & Tobacco – (4.99%)
Coca-Cola Co.	1,656,580	66,445,424
Diageo PLC (United Kingdom)	3,417,816	97,728,524
Heineken Holding N.V. (Netherlands)	966,404	54,222,609
Nestle S.A. (Switzerland)	68,600	4,499,254
Philip Morris International Inc.	612,767	53,077,877
		275,973,688
	Total Consumer Staples	815,744,237
ENERGY – (7.42%)
Canadian Natural Resources Ltd. (Canada)	4,223,900	119,367,414
Devon Energy Corp.	86,191	4,471,589
EOG Resources, Inc.	1,099,000	144,716,320
Occidental Petroleum Corp.	933,590	83,304,236
Schlumberger Ltd.	482,980	34,610,347
Transocean Ltd.	504,994	24,214,462
	Total Energy	410,684,368
FINANCIALS – (37.52%)
Banks – (5.67%)
Commercial Banks – (5.67%)
Wells Fargo & Co.	7,603,079	313,779,070

SELECTED FUNDS	Schedule of Investments
SELECTED AMERICAN SHARES, INC. - (CONTINUED)	June 30, 2013 (Unaudited)

	Shares	Value (Note 1)
COMMON STOCK – (CONTINUED)
FINANCIALS – (CONTINUED)
Diversified Financials – (18.41%)
Capital Markets – (10.24%)
Ameriprise Financial, Inc.	438,907	$35,498,798
Bank of New York Mellon Corp.	9,412,100	264,009,405
Brookfield Asset Management Inc., Class A (Canada)	1,779,350	64,092,187
Charles Schwab Corp.	2,404,000	51,036,920
Goldman Sachs Group, Inc.	200,720	30,358,900
Julius Baer Group Ltd. (Switzerland)	3,120,738	121,882,404
		566,878,614
Consumer Finance – (6.19%)
American Express Co.	4,577,970	342,249,037
Diversified Financial Services – (1.98%)
CME Group Inc.	129,110	9,802,031
JPMorgan Chase & Co.	885,770	46,759,799
Visa Inc., Class A	289,500	52,906,125
		109,467,955
		1,018,595,606
Insurance – (12.42%)
Multi-line Insurance – (2.87%)
Fairfax Financial Holdings Ltd. (Canada)	66,650	25,747,561
Fairfax Financial Holdings Ltd., 144A (Canada)(a)	31,520	12,394,910
Loews Corp.	2,717,290	120,647,676
		158,790,147
Property & Casualty Insurance – (7.60%)
ACE Ltd.	494,400	44,238,912
Berkshire Hathaway Inc., Class A *	1,434	241,772,400
Markel Corp. *	21,700	11,434,815
Progressive Corp.	4,837,750	122,975,605
		420,421,732
Reinsurance – (1.95%)
Alleghany Corp. *	254,779	97,659,339
Everest Re Group, Ltd.	79,300	10,171,018
		107,830,357
		687,042,236
Real Estate – (1.02%)
Brookfield Property Partners L.P.	102,134	2,073,320
Hang Lung Group Ltd. (Hong Kong)	10,172,000	54,689,230
		56,762,550
	Total Financials	2,076,179,462
HEALTH CARE – (5.93%)
Health Care Equipment & Services – (5.52%)
Express Scripts Holding Co. *	1,616,600	99,728,054
Laboratory Corp. of America Holdings *	780,650	78,143,065
UnitedHealth Group Inc.	1,944,510	127,326,515
		305,197,634
Pharmaceuticals, Biotechnology & Life Sciences – (0.41%)
Agilent Technologies, Inc.	529,540	22,643,130
	Total Health Care	327,840,764

SELECTED FUNDS	Schedule of Investments
SELECTED AMERICAN SHARES, INC. - (CONTINUED)	June 30, 2013 (Unaudited)

	Shares/Principal	Value (Note 1)
COMMON STOCK – (CONTINUED)
INDUSTRIALS – (4.97%)
Capital Goods – (1.62%)
Emerson Electric Co.	436,500	$23,806,710
PACCAR Inc.	1,074,500	57,657,670
Schneider Electric S.A. (France)	110,500	8,015,772
		89,480,152
Commercial & Professional Services – (0.84%)
Iron Mountain Inc.	1,752,311	46,628,996
Transportation – (2.51%)
China Merchants Holdings International Co., Ltd. (China)	25,413,905	79,131,234
Kuehne & Nagel International AG (Switzerland)	543,469	59,666,227
		138,797,461
	Total Industrials	274,906,609
INFORMATION TECHNOLOGY – (10.19%)
Semiconductors & Semiconductor Equipment – (1.95%)
Intel Corp.	596,500	14,447,230
Texas Instruments Inc.	2,685,790	93,519,208
		107,966,438
Software & Services – (7.88%)
Activision Blizzard, Inc.	2,906,500	41,417,625
Google Inc., Class A *	321,970	283,214,471
International Business Machines Corp.	92,500	17,677,675
Microsoft Corp.	1,356,000	46,822,680
Oracle Corp.	1,533,700	47,084,590
		436,217,041
Technology Hardware & Equipment – (0.36%)
Hewlett-Packard Co.	790,280	19,598,944
	Total Information Technology	563,782,423
MATERIALS – (5.73%)
Air Products and Chemicals, Inc.	1,128,400	103,327,588
Ecolab Inc.	696,100	59,300,759
Emerald Plantation Holdings Ltd. (China)*	2,338,784	608,084
Martin Marietta Materials, Inc.	122,620	12,068,260
Monsanto Co.	841,120	83,102,656
Potash Corp. of Saskatchewan Inc. (Canada)	813,700	31,026,381
Praxair, Inc.	240,200	27,661,432
	Total Materials	317,095,160
TELECOMMUNICATION SERVICES – (0.16%)
America Movil S.A.B. de C.V., Series L, ADR (Mexico)	410,940	8,937,945
	Total Telecommunication Services	8,937,945
TOTAL COMMON STOCK – (Identified cost $2,869,348,666)		5,337,626,282
CORPORATE BONDS – (0.03%)
MATERIALS – (0.03%)
Emerald Plantation Holdings Ltd., Sr. Notes, 6.00%/8.00%, 01/30/20 (China)(b)	$2,528,415	1,457,999
TOTAL CORPORATE BONDS – (Identified cost $10,755,496)		1,457,999

SELECTED FUNDS	Schedule of Investments
SELECTED AMERICAN SHARES, INC. - (CONTINUED)	June 30, 2013 (Unaudited)

	Principal	Value (Note 1)
SHORT-TERM INVESTMENTS – (3.33%)
CERTIFICATES OF DEPOSIT – (1.82%)
Mizuho Corporate Bank Ltd., 0.12%, 07/01/13	$63,000,000	$63,000,000
Mizuho Corporate Bank Ltd., 0.12%, 07/02/13	12,500,000	12,500,000
Mizuho Corporate Bank Ltd., 0.12%, 07/03/13	13,000,000	13,000,000
Mizuho Corporate Bank Ltd., 0.12%, 07/05/13	12,500,000	12,500,000
	Total Certificates of Deposit	101,000,000
COMMERCIAL PAPER – (0.23%)
Prudential Financial Inc., 0.17%, 07/03/13	6,500,000	6,499,939
Prudential Funding LLC, 0.09%, 07/01/13	6,000,000	6,000,000
	Total Commercial Paper	12,499,939
REPURCHASE AGREEMENTS – (1.28%)
Goldman, Sachs & Co. Joint Repurchase Agreement, 0.12%, 07/01/13, dated 06/28/13, repurchase value of $8,208,082 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.778%- 3.50%, 04/01/32-02/01/42, total market value $8,372,160)	8,208,000	8,208,000
Mizuho Securities USA Inc. Joint Repurchase Agreement, 0.14%, 07/01/13, dated 06/28/13, repurchase value of $62,860,733 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-5.00%, 08/20/40-05/15/43, total market value $64,117,200)	62,860,000	62,860,000
	Total Repurchase Agreements	71,068,000
	TOTAL SHORT-TERM INVESTMENTS – (Identified cost $184,567,939)	184,567,939
	Total Investments – (99.82%) – (Identified cost $3,064,672,101) – (c)	5,523,652,220
	Other Assets Less Liabilities – (0.18%)	9,701,402
	Net Assets – (100.00%)	$5,533,353,622
ADR: American Depositary Receipt

*	Non-Income producing security.

(a)
This security is subject to Rule 144A. The Board of Directors of the Fund has determined that there is sufficient liquidity in this security to realize current valuations. This security amounted to $12,394,910 or 0.22% of the Fund's net assets as of June 30, 2013.

(b)
Represents a PIK Toggle Note: PIK (Pay-In-Kind) toggle notes pay interest in cash at one rate or, at the company’s option, pay interest in additional PIK toggle notes. The interest paid in additional notes is set at a higher rate than the cash interest rate.

(c)	Aggregate cost for federal income tax purposes is $3,064,675,567. At June 30, 2013 unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

	Unrealized appreciation	$2,477,218,284
	Unrealized depreciation	(18,241,631)
	Net unrealized appreciation	$2,458,976,653

See Notes to Financial Statements

SELECTED FUNDS	Schedule of Investments
SELECTED INTERNATIONAL FUND, INC.	June 30, 2013 (Unaudited)

	Shares	Value (Note 1)
COMMON STOCK – (98.93%)
CONSUMER DISCRETIONARY – (15.17%)
Consumer Durables & Apparel – (7.34%)
Compagnie Financiere Richemont S.A., Bearer Shares, Unit A (Switzerland)	48,340	$4,275,906
Hunter Douglas N.V. (Netherlands)	13,102	523,564
		4,799,470
Media – (2.41%)
Grupo Televisa S.A.B., ADR (Mexico)	63,590	1,579,576
Retailing – (5.42%)
Ctrip.com International, Ltd., ADR (China)*	68,880	2,247,554
Vipshop Holdings Ltd., ADS (China)*	44,430	1,295,579
		3,543,133
	Total Consumer Discretionary	9,922,179
CONSUMER STAPLES – (13.58%)
Food & Staples Retailing – (2.44%)
Brasil Pharma S.A. (Brazil)*	346,780	1,594,534
Food, Beverage & Tobacco – (11.14%)
Heineken Holding N.V. (Netherlands)	66,775	3,746,585
Lindt & Spruengli AG - Participation Certificate (Switzerland)	575	2,159,864
Nestle S.A. (Switzerland)	20,990	1,376,667
		7,283,116
	Total Consumer Staples	8,877,650
ENERGY – (3.72%)
Tenaris S.A., ADR (Italy)	60,350	2,430,295
	Total Energy	2,430,295
FINANCIALS – (11.49%)
Banks – (2.08%)
Commercial Banks – (2.08%)
China Merchants Bank Co., Ltd. - H (China)	814,870	1,359,509
Diversified Financials – (4.08%)
Capital Markets – (0.84%)
CETIP S.A. - Mercados Organizados (Brazil)	53,590	548,545
Diversified Financial Services – (3.24%)
Groupe Bruxelles Lambert S.A. (Belgium)	13,390	1,007,575
Pargesa Holding S.A., Bearer Shares (Switzerland)	7,530	502,638
RHJ International (Belgium)*	129,050	608,080
		2,118,293
		2,666,838
Insurance – (1.02%)
Multi-line Insurance – (1.02%)
Fairfax Financial Holdings Ltd. (Canada)	1,732	669,089
Real Estate – (4.31%)
Hang Lung Group Ltd. (Hong Kong)	523,890	2,816,667
	Total Financials	7,512,103
HEALTH CARE – (15.22%)
Health Care Equipment & Services – (8.68%)
Diagnosticos da America S.A. (Brazil)	195,800	1,015,262
Essilor International S.A. (France)	25,010	2,660,985
Shandong Weigao Group Medical Polymer Co. Ltd. - H (China)	422,300	460,629

SELECTED FUNDS	Schedule of Investments
SELECTED INTERNATIONAL FUND, INC. - (CONTINUED)	June 30, 2013 (Unaudited)

	Shares	Value (Note 1)
COMMON STOCK – (CONTINUED)
HEALTH CARE – (CONTINUED)
Health Care Equipment & Services – (Continued)
Sinopharm Group Co. - H (China)	612,490	$1,538,322
		5,675,198
Pharmaceuticals, Biotechnology & Life Sciences – (6.54%)
Roche Holding AG - Genusschein (Switzerland)	8,980	2,234,186
Sinovac Biotech Ltd. (China)*	523,690	2,042,391
		4,276,577
	Total Health Care	9,951,775
INDUSTRIALS – (22.39%)
Capital Goods – (12.69%)
ABB Ltd., ADR (Switzerland)	27,010	585,037
Brenntag AG (Germany)	5,180	786,855
Schindler Holding AG - Participation Certificate (Switzerland)	20,940	2,917,478
Schneider Electric S.A. (France)	55,200	4,004,259
		8,293,629
Commercial & Professional Services – (2.18%)
Nielsen Holdings N.V.	42,470	1,426,567
Transportation – (7.52%)
China Merchants Holdings International Co., Ltd. (China)	508,811	1,584,284
Kuehne & Nagel International AG (Switzerland)	30,360	3,333,155
		4,917,439
	Total Industrials	14,637,635
INFORMATION TECHNOLOGY – (6.50%)
Software & Services – (6.50%)
NetEase, Inc., ADR (China)	31,190	1,970,272
SINA Corp. (China)*	13,000	724,100
SouFun Holdings Ltd., Class A, ADR (China)	25,000	620,500
Youku Tudou Inc., ADR (China)*	48,600	932,634
		4,247,506
	Total Information Technology	4,247,506
MATERIALS – (7.35%)
BHP Billiton PLC (United Kingdom)	38,830	993,363
Greatview Aseptic Packaging Co., Ltd. (China)	3,304,560	2,045,099
Potash Corp. of Saskatchewan Inc. (Canada)	22,750	867,457
Rio Tinto PLC (United Kingdom)	22,010	898,164
	Total Materials	4,804,083
TELECOMMUNICATION SERVICES – (3.51%)
America Movil S.A.B. de C.V., Series L, ADR (Mexico)	105,570	2,296,148
	Total Telecommunication Services	2,296,148
TOTAL COMMON STOCK – (Identified cost $63,771,333)		64,679,374

SELECTED FUNDS	Schedule of Investments
SELECTED INTERNATIONAL FUND, INC. - (CONTINUED)	June 30, 2013 (Unaudited)

Principal	Value (Note 1)
SHORT-TERM INVESTMENTS – (0.62%)
Goldman, Sachs & Co. Joint Repurchase Agreement, 0.12%, 07/01/13, dated 06/28/13, repurchase value of $47,000 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.778%- 3.50%, 04/01/32-02/01/42, total market value $47,940)	$47,000	$47,000
Mizuho Securities USA Inc. Joint Repurchase Agreement, 0.14%, 07/01/13, dated 06/28/13, repurchase value of $359,004 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-5.00%, 08/20/40-05/15/43, total market value $366,180)	359,000	359,000
TOTAL SHORT-TERM INVESTMENTS – (Identified cost $406,000)	406,000
Total Investments – (99.55%) – (Identified cost $64,177,333) – (a)	65,085,374
Other Assets Less Liabilities – (0.45%)	294,198
Net Assets – (100.00%)	$65,379,572
ADR: American Depositary Receipt

ADS: American Depositary Share

*	Non-Income producing security.

(a)	Aggregate cost for federal income tax purposes is $66,922,792. At June 30, 2013 unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation	$5,589,590
Unrealized depreciation	(7,427,008)
Net unrealized depreciation	$(1,837,418)

See Notes to Financial Statements

SELECTED FUNDS	Schedule of Investments
SELECTED CAPITAL PRESERVATION TRUST – SELECTED DAILY GOVERNMENT FUND	June 30, 2013 (Unaudited)

	Principal	Value (Note 1)
FANNIE MAE – (0.95%)
4.125%, 07/11/13	$230,000	$230,253
TOTAL FANNIE MAE – (Identified cost $230,253)		230,253
FEDERAL FARM CREDIT BANK – (16.95%)
0.25%, 07/23/13	325,000	324,999
0.211%, 07/29/13 (a)	1,700,000	1,700,066
0.3234%, 08/19/13 (a)	100,000	100,023
3.875%, 10/07/13	431,000	435,324
5.05%, 11/25/13	100,000	101,965
0.1433%, 12/06/13 (a)	500,000	500,000
0.0969%, 02/10/14 (a)	500,000	499,847
2.625%, 04/17/14	450,000	458,750
TOTAL FEDERAL FARM CREDIT BANK – (Identified cost $4,120,974)		4,120,974
FEDERAL HOME LOAN BANK – (26.43%)
5.00%, 07/16/13	200,000	200,400
0.221%, 07/22/13 (a)	740,000	740,013
0.22%, 08/01/13 (a)	295,000	295,029
0.14%, 08/22/13 (a)	500,000	499,993
0.12%, 08/28/13	500,000	499,970
0.14%, 09/04/13 (a)	300,000	300,000
0.14%, 09/06/13 (a)	500,000	500,000
0.104%, 09/10/13 (a)	500,000	500,004
4.375%, 09/13/13	265,000	267,263
4.50%, 09/16/13	200,000	201,832
3.625%, 10/18/13	140,000	141,457
0.15%, 11/15/13 (a)	200,000	200,038
4.00%, 12/13/13	100,000	101,735
0.875%, 12/27/13	370,000	371,355
1.00%, 12/27/13	300,000	301,188
2.05%, 12/30/13	500,000	504,693
0.093%, 01/03/14 (a)	300,000	299,881
0.144%, 04/01/14 (a)	500,000	500,117
TOTAL FEDERAL HOME LOAN BANK – (Identified cost $6,424,968)		6,424,968
FREDDIE MAC – (14.50%)
4.50%, 07/15/13	627,000	628,057
0.1325%, 09/13/13 (a)	130,000	129,990
0.15%, 09/24/13 (b)	500,000	499,823
0.50%, 10/15/13	150,000	150,162
0.875%, 10/28/13	700,000	701,630
0.1643%, 11/04/13 (a)	500,000	499,992
0.375%, 11/27/13	400,000	400,427
5.00%, 01/30/14	500,000	514,135
TOTAL FREDDIE MAC – (Identified cost $3,524,216)		3,524,216

SELECTED FUNDS	Schedule of Investments
SELECTED CAPITAL PRESERVATION TRUST – SELECTED DAILY GOVERNMENT FUND - (CONTINUED)	June 30, 2013 (Unaudited)

	Principal	Value (Note 1)
OTHER AGENCIES – (2.20%)
Tennessee Valley Authority, 4.75%, 08/01/13	$532,000	$534,069
	TOTAL OTHER AGENCIES – (Identified cost $534,069)	534,069
PRIVATE EXPORT FUNDING – (2.07%)
Private Export Funding Corp., 4.974%, 08/15/13	500,000	502,997
	TOTAL PRIVATE EXPORT FUNDING – (Identified cost $502,997)	502,997
REPURCHASE AGREEMENTS – (36.74%)
Goldman, Sachs & Co. Joint Repurchase Agreement, 0.12%, 07/01/13, dated 06/28/13, repurchase value of $1,031,010 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.778%- 3.50%, 04/01/32-02/01/42, total market value $1,051,620)	1,031,000	1,031,000
Mizuho Securities USA Inc. Joint Repurchase Agreement, 0.14%, 07/01/13, dated 06/28/13, repurchase value of $7,899,092 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-5.00%, 08/20/40-05/15/43, total market value $8,056,980)	7,899,000	7,899,000
	TOTAL REPURCHASE AGREEMENTS – (Identified cost $8,930,000)	8,930,000
	Total Investments – (99.84%) – (Identified cost $24,267,477) – (c)	24,267,477
	Other Assets Less Liabilities – (0.16%)	39,083
	Net Assets – (100.00%)	$24,306,560

(a)
The interest rates on floating rate securities, shown as of June 30, 2013, may change daily or less frequently and are based on indices of market interest rates. For purposes of amortized cost valuation, the maturity dates of these securities are considered to be the effective maturities, based on the reset dates of the securities' variable rates.

(b)	Zero coupon bonds reflect the effective yield on the date of purchase.

(c)	Aggregate cost for federal income tax purposes is $24,267,477.

See Notes to Financial Statements

SELECTED FUNDS	Statements of Assets and Liabilities
At June 30, 2013 (Unaudited)

	Selected American Shares	Selected International Fund	Selected Daily Government Fund
ASSETS:
Investments in securities at value* (see accompanying Schedules of Investments)	$5,523,652,220	$65,085,374	$24,267,477
Cash	2,117	1,454	1,942
Cash - foreign currencies**	–	42,606	–
Receivables:
Capital stock sold	1,672,527	12,739	618
Dividends and interest	8,078,285	326,614	72,287
Investment securities sold	13,671,942	–	–
Prepaid expenses	64,684	970	759
Due from Adviser	–	–	15,308
Total assets	5,547,141,775	65,469,757	24,358,391
LIABILITIES:
Payables:
Capital stock redeemed	8,594,904	20,696	26,318
Distributions payable	–	–	5
Investment securities purchased	1,490,967	–	–
Accrued custodian fees	126,000	10,300	1,950
Accrued legal fees	67,650	3,660	3,025
Accrued investment advisory fees	2,584,432	31,612	6,109
Accrued transfer agent fees	484,409	13,187	5,481
Other accrued expenses	439,791	10,730	8,943
Total liabilities	13,788,153	90,185	51,831

NET ASSETS	$5,533,353,622	$65,379,572	$24,306,560

NET ASSETS CONSIST OF:
Par value of shares of capital stock	$145,148,505	$1,741,637	$2,430,656
Additional paid-in capital	2,484,555,621	71,665,022	21,875,904
Undistributed net investment income (loss)	27,985,628	(54,959)	–
Accumulated net realized gains (losses) from investments and foreign currency transactions	416,686,126	(8,877,825)	–
Net unrealized appreciation on investments and foreign currency transactions	2,458,977,742	905,697	–
Net Assets	$5,533,353,622	$65,379,572	$24,306,560

*Including:
Cost of investments	$3,064,672,101	$64,177,333	$24,267,477
Cost and market value of repurchase agreements (if greater than 10% of net assets)	–	–	8,930,000

**Cost of cash - foreign currencies	–	42,596	–

SELECTED FUNDS	Statements of Assets and Liabilities – (Continued)
At June 30, 2013 (Unaudited)

	Selected American Shares	Selected International Fund	Selected Daily Government Fund
CLASS S SHARES:
Net assets	$1,982,512,616	$9,658,955	$3,577,368
Shares outstanding	41,628,838	1,036,041	3,577,368
Net asset value, offering, and redemption price per share (Net assets ÷ Shares outstanding)	$47.62	$9.32	$1.00
CLASS D SHARES:
Net assets	$3,550,841,006	$55,720,617	$20,729,192
Shares outstanding	74,489,966	5,930,508	20,729,192
Net asset value, offering, and redemption price per share (Net assets ÷ Shares outstanding)	$47.67	$9.40	$1.00

See Notes to Financial Statements

SELECTED FUNDS	Statements of Operations
For the six months ended June 30, 2013 (Unaudited)

	Selected American Shares	Selected International Fund	Selected Daily Government Fund
INVESTMENT INCOME:
Income:
Dividends*	$46,431,509	$1,007,215	$–
Interest	158,869	407	20,234
Net securities lending fees	138,269	–	–
Total income	46,728,647	1,007,622	20,234

Expenses:
Investment advisory fees (Note 3)	15,093,515	186,184	36,989
Custodian fees	380,827	31,460	5,900
Transfer agent fees:
Class S	1,178,899	22,627	9,610
Class D	552,932	18,303	6,759
Audit fees	29,700	10,800	9,000
Legal fees	50,417	3,497	2,936
Reports to shareholders	144,986	3,749	1,803
Directors’ fees and expenses	268,457	6,384	4,392
Registration and filing fees	44,999	18,999	18,891
Excise tax expense (Note 1)	–	–	804
Miscellaneous	135,085	6,671	4,492
Payments under distribution plan (Note 3):
Class S	2,516,156	12,771	3,959
Total expenses	20,395,973	321,445	105,535
Reimbursement/waiver of expenses by Adviser/Distributor (Note 3)	–	–	(103,132)
Net expenses	20,395,973	321,445	2,403
Net investment income	26,332,674	686,177	17,831

REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS:
Net realized gain (loss) from:
Investment transactions	316,426,871	(414,367)	–
Foreign currency transactions	255,934	(2,533)	–
Net realized gain (loss)	316,682,805	(416,900)	–
Net increase in unrealized appreciation	403,590,538	596,868	–
Net realized and unrealized gain on investments and foreign currency transactions	720,273,343	179,968	–
Net increase in net assets resulting from operations	$746,606,017	$866,145	$17,831

*Net of foreign taxes withheld as follows	$1,412,160	$115,733	$–

See Notes to Financial Statements

SELECTED FUNDS	Statements of Changes in Net Assets
For the six months ended June 30, 2013 (Unaudited)

	Selected American Shares	Selected International Fund	Selected Daily Government Fund

OPERATIONS:
Net investment income	$26,332,674	$686,177	$17,831
Net realized gain (loss) from investments and foreign currency transactions	316,682,805	(416,900)	–
Net increase in unrealized appreciation on investments and foreign currency transactions	403,590,538	596,868	–
Net increase in net assets resulting from operations	746,606,017	866,145	17,831

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Class S	–	–	(2,253)
Class D	–	–	(15,578)

CAPITAL SHARE TRANSACTIONS:
Net increase (decrease) in net assets resulting from capital share transactions (Note 4):
Class S	(234,355,133)	(815,466)	24,979
Class D	(299,420,588)	(1,512,558)	(2,049,816)
Total increase (decrease) in net assets	212,830,296	(1,461,879)	(2,024,837)

NET ASSETS:
Beginning of period	5,320,523,326	66,841,451	26,331,397
End of period*	$5,533,353,622	$65,379,572	$24,306,560

*Including undistributed net investment income (loss) of	$27,985,628	$(54,959)	$–

See Notes to Financial Statements

SELECTED FUNDS	Statements of Changes in Net Assets
For the year ended December 31, 2012

	Selected American Shares	Selected International Fund	Selected Daily Government Fund

OPERATIONS:
Net investment income	$86,934,165	$590,158	$19,645
Net realized gain (loss) from investments and foreign currency transactions	337,549,038	(7,317,690)	–
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	299,122,581	17,811,822	–
Net increase in net assets resulting from operations	723,605,784	11,084,290	19,645

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Class S	(26,949,997)	(103,455)	(2,848)
Class D	(58,984,487)	(888,659)	(16,797)

Realized gains from investment transactions:
Class S	(101,100,614)	–	–
Class D	(178,270,031)	–	–

CAPITAL SHARE TRANSACTIONS:
Net increase (decrease) in net assets resulting from capital share transactions (Note 4):
Class S	(586,531,841)	(1,877,020)	(62,339)
Class D	(352,847,056)	(2,986,034)	214,768
Total increase (decrease) in net assets	(581,078,242)	5,229,122	152,429

NET ASSETS:
Beginning of year	5,901,601,568	61,612,329	26,178,968
End of year*	$5,320,523,326	$66,841,451	$26,331,397

*Including undistributed (overdistributed) net investment income of	$1,652,954	$(741,136)	$–

See Notes to Financial Statements

SELECTED FUNDS	Notes to Financial Statements
June 30, 2013 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Selected Funds (“Funds”) consist of Selected American Shares, Inc. (a Maryland corporation) (“Selected American Shares”), Selected International Fund, Inc. (a Maryland corporation) (“Selected International Fund”), and Selected Capital Preservation Trust (an Ohio corporation) (“Trust”). The Trust consists of Selected Daily Government Fund. The Funds and Trust are registered under the Investment Company Act of 1940 (“40 Act”), as amended, as diversified, open-end management investment companies.

Selected American Shares’ investment objective is to achieve both capital growth and income. The Fund principally invests in common stocks issued by large companies with market capitalizations of at least $10 billion.

Selected International Fund was formerly known as Selected Special Shares. Effective May 1, 2011, Selected International Fund modified its investment strategy to invest principally in common stocks issued by foreign companies, including companies in developed or emerging markets. The Fund may invest in large, medium, or small companies without regard to market capitalization and maintains its investment objective to achieve capital growth.

Selected Daily Government Fund’s investment objective is to provide as high a level of current income as possible from the type of short-term investments in which it invests, consistent with prudent investment management, stability of principal, and maintenance of liquidity.

Selected Daily Government Fund invests exclusively in U.S. Treasury securities, U.S. Government agency securities, U.S. Government agency mortgage securities (collectively “U.S. Government Securities”), and repurchase agreements collateralized by U.S. Government Securities. The Fund seeks to maintain liquidity and preserve capital by carefully monitoring the maturity of its investments. The Fund’s portfolio maintains a dollar-weighted average maturity of sixty days or less.

An investment in any of the Funds, as with any mutual fund, includes risks that vary depending upon the Funds’ investment objectives and policies. There is no assurance that the investment objective of any fund will be achieved. Each Fund’s return and net asset value will fluctuate, although Selected Daily Government Fund seeks to maintain a net asset value of $1.00 per share.

Class S and Class D shares are sold at net asset value.  Income, expenses (other than those attributable to a specific class), and gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by each class. Operating expenses directly attributable to a specific class are charged against the operations of that class. All classes have identical rights with respect to voting (exclusive of each class’ distribution arrangement), liquidation, and distributions. Selected International Fund assesses a 2% fee on the proceeds of Fund shares that are redeemed (either by selling or exchanging to another Selected Fund) within 30 days of their purchase. The fee, which is retained by the Fund, is accounted for as an addition to paid-in capital. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.

Security Valuation - The Funds calculate the net asset value of their shares as of the close of the New York Stock Exchange (“Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business.  Securities listed on the Exchange (and other national exchanges) are stated at the last reported sales price on the day of valuation.  Securities traded in the over-the-counter market (e.g. NASDAQ) and listed securities for which no sale was reported on that date are stated at the last quoted bid price.  Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Funds’ assets are valued.  Fixed income securities with more than 60 days to maturity are generally valued using evaluated prices or matrix pricing methods determined by an independent pricing service which takes into consideration factors such as yield, maturity, liquidity, ratings, and traded prices in identical or similar securities. Securities (including restricted securities) for which market quotations are not readily available or securities whose values have been materially affected by what Davis Selected Advisers, L.P. (“Adviser”), the Funds’ investment adviser, identifies as a significant event occurring before the Funds’ assets are valued, but after the close of their respective exchanges will be fair valued using a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Funds’ Pricing Committee and Board of Directors. The Pricing Committee considers all facts it deems relevant that are reasonably available, through either public information or information available to the Adviser’s portfolio management team, when determining the fair value of a security.

SELECTED FUNDS	Notes to Financial Statements – (Continued)
June 30, 2013 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Security Valuation - (Continued)

To assess the continuing appropriateness of security valuations, the Adviser may compare prior day prices, prices of comparable securities, and sale prices to the prior or current day prices and challenge those prices exceeding certain tolerance levels with the third-party pricing service or broker source. Fair value determinations are subject to review, approval, and ratification by the Funds’ Board of Directors at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. For Selected Daily Government Fund, in compliance with Rule 2a-7 of the 40 Act, securities are valued at amortized cost, which approximates market value.

The Funds’ valuation procedures are reviewed and subject to approval by the Board of Directors. There have been no significant changes to the fair valuation procedures during the period.

Value Measurements - Fair value is defined as the price that the Funds would receive upon selling an investment in an orderly transaction to an independent buyer in the principal market for the investment. Various inputs are used to determine the fair value of the Funds’ investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Funds can obtain the fair value assigned to a security if they were to sell the security. Money market securities are valued using amortized cost, in accordance with rules under the 40 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of June 30, 2013 in valuing each Fund’s investments carried at value:

	Investments in Securities at Value
	Selected	Selected	Selected Daily
	American	International	Government
	Shares	Fund	Fund
Valuation inputs
Level 1 – Quoted Prices:
Equity securities:
Consumer discretionary	$542,455,314	$9,922,179	$–
Consumer staples	815,744,237	8,877,650	–
Energy	410,684,368	2,430,295	–
Financials	2,076,179,462	7,512,103	–
Health care	327,840,764	9,951,775	–
Industrials	274,906,609	14,637,635	–
Information technology	563,782,423	4,247,506	–
Materials	316,487,076	4,804,083	–
Telecommunication services	8,937,945	2,296,148	–
Total Level 1	$5,337,018,198	$64,679,374	$–

SELECTED FUNDS	Notes to Financial Statements – (Continued)
June 30, 2013 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Value Measurements - (Continued)

	Investments in Securities at Value
	Selected	Selected	Selected Daily
	American	International	Government
	Shares	Fund	Fund
Valuation inputs - (Continued)
Level 2 – Other Significant Observable Inputs:
Equity securities:
Materials	$608,084	$–	$–
Short-term debt securities issued by U.S. Treasuries and U.S. Government corporations and agencies	–	–	15,337,477
Corporate debt securities	1,457,999	–	–
Short-term securities	184,567,939	406,000	8,930,000
Total Level 2	186,634,022	406,000	24,267,477

Level 3 – Significant Unobservable Inputs:	–	–	–
Total Investments	$5,523,652,220	$65,085,374	$24,267,477

Level 2 to Level 1 Transfers*:
Consumer discretionary	$24,452,399	$4,799,470	$–
Consumer staples	156,450,387	7,283,116	–
Financials	176,571,634	6,294,469	–
Health care	–	6,894,122	–
Industrials	138,797,461	12,626,031	–
Materials	–	3,936,626	–
Total	$496,271,881	$41,833,834	$–

*Application of fair value procedures for securities traded on foreign exchanges triggered the transfers of investments between Level 1 and Level 2 of the fair value hierarchy during the six months ended June 30, 2013.

Master Repurchase Agreements - The Funds, along with other affiliated funds, may transfer uninvested cash balances into one or more master repurchase agreement accounts. These balances are invested in one or more repurchase agreements, secured by U.S. Government securities. A custodian bank holds securities pledged as collateral for repurchase agreements until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

Currency Translation - The market values of all assets and liabilities denominated in foreign currencies are recorded in the financial statements after translation to the U.S. Dollar based upon the mean between the bid and offered quotations of the currencies against U.S. Dollars on the date of valuation. The cost basis of such assets and liabilities is determined based upon historical exchange rates. Income and expenses are translated at average exchange rates in effect as accrued or incurred.

Foreign Currency - The Funds may enter into forward purchases or sales of foreign currencies to hedge certain foreign currency denominated assets and liabilities against declines in market value relative to the U.S. Dollar. Forward currency contracts are marked-to-market daily and the change in market value is recorded by the Funds as an unrealized gain or loss. When the forward currency contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the forward currency contract at the time it was opened and value at the time it was closed. Investments in forward currency contracts may expose the Funds to risks resulting from unanticipated movements in foreign currency exchange rates or failure of the counter-party to the agreement to perform in accordance with the terms of the contract.

SELECTED FUNDS	Notes to Financial Statements – (Continued)
June 30, 2013 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Foreign Currency - (Continued)

Reported net realized foreign exchange gains or losses arise from the sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books, and the U.S. Dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate. The Funds include foreign currency gains and losses realized on the sales of investments together with market gains and losses on such investments in the Statements of Operations.

Federal Income Taxes - It is each Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute substantially all of its taxable income, including any net realized gains on investments not offset by loss carryovers, to shareholders. Therefore, no provision for federal income tax is required. Selected Daily Government Fund incurred a 2012 federal excise tax liability of $804 during the six months ended June 30, 2013. The Adviser has analyzed the Funds’ tax positions taken on federal and state income tax returns for all open tax years and has concluded that as of June 30, 2013, no provision for income tax is required in the Funds’ financial statements related to these tax positions. The Funds’ federal and state (Arizona) income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue. The earliest tax year that remains subject to examination by these jurisdictions is 2009.

Capital losses will be carried forward to future years if not offset by gains. At December 31, 2012, Selected International Fund had available for federal income tax purposes unused capital loss carryforwards as follows:

Capital Loss Carryforwards (No expiration)
Short-term	$543,000
Long-term	7,659,000
Total	$8,202,000

Securities Transactions and Related Investment Income - Securities transactions are accounted for on the trade date (date the order to buy or sell is executed) with realized gain or loss on the sale of securities being determined based upon identified cost. Dividend income is recorded on the ex-dividend date. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

Dividends and Distributions to Shareholders - Dividends and distributions to shareholders are recorded on the ex-dividend date.  Net investment income (loss), net realized gains (losses), and net unrealized appreciation (depreciation) on investments may differ for financial statement and tax purposes primarily due to differing treatments of wash sales, foreign currency transactions, and passive foreign investment company shares.  The character of dividends and distributions made during the fiscal year from net investment income and net realized securities gains may differ from their ultimate characterization for federal income tax purposes.  Also, due to the timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which income or realized gain was recorded by the Funds.  The Funds adjust certain components of capital to reflect permanent differences between financial statement amounts and net income and realized gains/losses determined in accordance with income tax rules.

Indemnification - Under the Funds’ organizational documents, their officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, some of the Funds’ contracts with their service providers contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Funds cannot be determined and the Funds have no historical basis for predicting the likelihood of any such claims.

Use of Estimates in Financial Statements - In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates.

SELECTED FUNDS	Notes to Financial Statements – (Continued)
June 30, 2013 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Directors/Trustees Fees and Expenses - The Funds set up a Rabbi Trust to provide for the deferred compensation plan for Independent Directors/Trustees that enables them to elect to defer receipt of all or a portion of annual fees they are entitled to receive. The value of an eligible Director’s/Trustee’s account is based upon years of service and fees paid to each Director/Trustee during the years of service. The amount paid to the Director/Trustee by the Trust under the plan will be determined based upon the performance of the Selected Funds in which the amounts are invested.

NOTE 2 - PURCHASES AND SALES OF SECURITIES

The cost of purchases and proceeds from sales of investment securities (excluding short-term securities) during the six months ended June 30, 2013 were as follows:

	Selected American Shares	Selected International Fund
Cost of purchases	$295,912,184	$3,470,665
Proceeds from sales	806,708,714	5,248,002

NOTE 3 - FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Davis Selected Advisers-NY, Inc. (“DSA-NY”), a wholly-owned subsidiary of the Adviser, acts as sub-adviser to the Funds.  DSA-NY performs research and portfolio management services for the Funds under a Sub-Advisory Agreement with the Adviser.  The Funds pay no fees directly to DSA-NY.

Certain Directors/Trustees and Officers of the Funds are also Directors/Trustees and Officers of the general partner of the Adviser.

Investment Advisory Fees and Reimbursement of Expenses - Advisory fees are paid monthly to the Adviser.  The annual rate for Selected American Shares is 0.55% of the average net assets for the first $3 billion, 0.54% on the next $1 billion, 0.53% on the next $1 billion, 0.52% on the next $1 billion, 0.51% on the next $1 billion, 0.50% on the next $3 billion, and 0.485% of the average net assets in excess of $10 billion. Advisory fees paid during the six months ended June 30, 2013 approximated 0.54% of average net assets for Selected American Shares. The fixed annual rate for Selected International Fund is 0.55% of the average net assets. The fixed annual rate for Selected Daily Government Fund is 0.30% of the average net assets. The Adviser is contractually committed to waive fees and/or reimburse Selected Daily Government Fund’s expenses so that net investment income will not be less than zero until May 1, 2014. During the six months ended June 30, 2013, such reimbursements amounted to $20,209 and $78,964 for Class S and Class D shares, respectively. The Adviser may recapture from the assets of Selected Daily Government Fund any of the operating expenses it has reimbursed (but not any of the advisory fees which it has waived) until the end of the third calendar year after the end of the calendar year in which such reimbursement occurs. Any potential recovery is limited to an amount such that (i) Selected Daily Government Fund’s net investment income will not be less than zero for any class of shares; and (ii) may not exceed 0.30 percent of net assets (thirty basis points) in any calendar year. This recapture could negatively affect the Fund’s future yield. As of June 30, 2013, the following amounts are eligible for recapture:

Expiring
12/31/2015	$31,630
12/31/2016	62,184
Total	$93,814

During the six months ended June 30, 2013, the Adviser has not recaptured any previously reimbursed amounts. Effective August 1, 2013, the Adviser is contractually committed to waive fees and/or reimburse Selected International Fund’s expenses to the extent necessary to cap total annual Fund operating expenses at 1.30% for Class S shares.

Transfer Agent and Accounting Fees - Boston Financial Data Services, Inc. (“BFDS”) is the Funds’ primary transfer agent.  The Adviser is also paid for certain transfer agent services. The fee paid to the Adviser during the six months ended June 30, 2013 was $95,345, $6,749, and $2,256 for Selected American Shares, Selected International Fund, and Selected Daily Government Fund, respectively. State Street Bank and Trust Company (“State Street Bank”) is the Funds’ primary accounting provider. Fees for such services are included in the custodian fees as State Street Bank also serves as the Funds’ custodian.

SELECTED FUNDS	Notes to Financial Statements – (Continued)
June 30, 2013 (Unaudited)

NOTE 3 - FEES AND OTHER TRANSACTIONS WITH AFFILIATES – (CONTINUED)

Distribution Service Fees and Waivers of Expenses - For services under the distribution agreement, the Funds’ Class S shares pay an annual fee of 0.25% of average daily net assets. During the six months ended June 30, 2013, Selected American Shares, Selected International Fund, and Selected Daily Government Fund incurred distribution services fees totaling $2,516,156, $12,771, and $3,959, respectively.

Davis Distributors, LLC, the Funds’ Distributor, entered into an agreement with Selected Daily Government Fund to temporarily eliminate the 0.25% distribution fee on Class S shares until December 31, 2013. During the six months ended June 30, 2013, such fee elimination amounted to $3,959.

There are no distribution service fees for the Funds’ Class D shares.

NOTE 4 - CAPITAL STOCK

At June 30, 2013, there were 600 million shares of capital stock of Selected American Shares ($1.25 par value per share) authorized, 50 million shares of capital stock of Selected International Fund ($0.25 par value per share), and unlimited shares of capital stock of Selected Capital Preservation Trust ($0.10 par value per share). Transactions in capital stock were as follows:

Class S	Six months ended June 30, 2013 (Unaudited)
	Selected American Shares	Selected International Fund	Selected Daily Government Fund
Shares sold	1,870,457	8,777	1,184,357
Shares issued in reinvestment of distributions	–	–	2,127
	1,870,457	8,777	1,186,484
Shares redeemed	(6,972,600)	(93,746)	(1,161,505)
Net increase (decrease)	(5,102,143)	(84,969)	24,979

Proceeds from shares sold	$85,744,725	$83,721	$1,184,357
Proceeds from shares issued in reinvestment of distributions	–	–	2,127
	85,744,725	83,721	1,186,484
Cost of shares redeemed*	(320,099,858)	(899,187)	(1,161,505)
Net increase (decrease)	$(234,355,133)	$(815,466)	$24,979

* Net of redemption fees as follows	NA	$7	NA

Class S	Year ended December 31, 2012
	Selected American Shares	Selected International Fund	Selected Daily Government Fund
Shares sold	3,666,000	22,816	1,894,756
Shares issued in reinvestment of distributions	2,928,292	11,007	2,585
	6,594,292	33,823	1,897,341
Shares redeemed	(20,276,718)	(253,777)	(1,959,680)
Net decrease	(13,682,426)	(219,954)	(62,339)

Proceeds from shares sold	$156,515,581	$196,905	$1,894,756
Proceeds from shares issued in reinvestment of distributions	123,691,051	100,486	2,585
	280,206,632	297,391	1,897,341
Cost of shares redeemed*	(866,738,473)	(2,174,411)	(1,959,680)
Net decrease	$(586,531,841)	$(1,877,020)	$(62,339)

* Net of redemption fees as follows	NA	$32	NA

SELECTED FUNDS	Notes to Financial Statements – (Continued)
June 30, 2013 (Unaudited)

NOTE 4 - CAPITAL STOCK – (CONTINUED)

Class D	Six months ended June 30, 2013 (Unaudited)
	Selected American Shares	Selected International Fund	Selected Daily Government Fund
Shares sold	1,464,497	46,512	1,741,650
Shares issued in reinvestment of distributions	–	–	15,332
	1,464,497	46,512	1,756,982
Shares redeemed	(7,859,399)	(203,275)	(3,806,798)
Net decrease	(6,394,902)	(156,763)	(2,049,816)

Proceeds from shares sold	$66,601,945	$447,872	$1,741,650
Proceeds from shares issued in reinvestment of distributions	–	–	15,332
	66,601,945	447,872	1,756,982
Cost of shares redeemed	(366,022,533)	(1,960,430)	(3,806,798)
Net decrease	$(299,420,588)	$(1,512,558)	$(2,049,816)

Class D	Year ended December 31, 2012
	Selected American Shares	Selected International Fund	Selected Daily Government Fund
Shares sold	4,033,182	52,742	6,238,089
Shares issued in reinvestment of distributions	4,143,093	60,795	16,596
	8,176,275	113,537	6,254,685
Shares redeemed	(16,458,149)	(464,549)	(6,039,917)
Net increase (decrease)	(8,281,874)	(351,012)	214,768

Proceeds from shares sold	$173,137,874	$459,981	$6,238,089
Proceeds from shares issued in reinvestment of distributions	174,879,975	557,532	16,596
	348,017,849	1,017,513	6,254,685
Cost of shares redeemed*	(700,864,905)	(4,003,547)	(6,039,917)
Net increase (decrease)	$(352,847,056)	$(2,986,034)	$214,768

* Net of redemption fees as follows	NA	$20	NA

NOTE 5 - BANK BORROWINGS

Each Fund may borrow up to 5% of its assets from a bank to purchase portfolio securities, or for temporary and emergency purposes. The purchase of securities with borrowed funds creates leverage in the Fund. Each Fund has entered into an agreement, which enables it to participate with certain other funds managed by the Adviser in an unsecured line of credit with a bank, which permits borrowings up to $50 million, collectively. Interest is charged based on its borrowings, at a rate equal to the higher of the Federal Funds Rate or the Overnight Libor Rate, plus 1.25%. The Funds had no borrowings during the six months ended June 30, 2013.

NOTE 6 - SECURITIES LOANED

Selected American Shares has entered into a securities lending arrangement with State Street Bank. Under the terms of the agreement, the Fund receives fee income from lending transactions; in exchange for such fees, State Street Bank is authorized to loan securities on behalf of the Fund, against receipt of collateral at least equal to the value of the securities loaned. As of June 30, 2013, the Fund did not have any securities on loan. The Fund bears the risk of any deficiency in the amount of the collateral available for return to a borrower due to a loss in an approved investment.

SELECTED FUNDS

The following financial information represents selected data for each share of capital stock outstanding throughout each period:

Income (Loss) from Investment Operations

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gains (Losses)	Total from Investment Operations
Selected American Shares Class S:
Six months ended June 30, 2013d	$41.71	$0.17e	$5.74	$5.91
Year ended December 31, 2012	$39.47	$0.54e	$4.55	$5.09
Year ended December 31, 2011	$41.44	$0.34e	$(2.14)	$(1.80)
Year ended December 31, 2010	$37.28	$0.30e	$4.35	$4.65
Year ended December 31, 2009	$28.54	$0.27e	$8.76	$9.03
Year ended December 31, 2008	$47.78	$0.34e	$(19.23)	$(18.89)
Selected American Shares Class D:
Six months ended June 30, 2013d	$41.68	$0.24e	$5.75	$5.99
Year ended December 31, 2012	$39.44	$0.70e	$4.54	$5.24
Year ended December 31, 2011	$41.41	$0.47e	$(2.14)	$(1.67)
Year ended December 31, 2010	$37.25	$0.43e	$4.35	$4.78
Year ended December 31, 2009	$28.50	$0.36e	$8.77	$9.13
Year ended December 31, 2008	$47.79	$0.48e	$(19.28)	$(18.80)
Selected International Fund Class S:
Six months ended June 30, 2013d	$9.24	$0.07e	$0.01	$0.08
Year ended December 31, 2012	$7.89	$0.03e	$1.41	$1.44
Year ended December 31, 2011	$11.00	$0.03e	$(2.31)	$(2.28)
Year ended December 31, 2010	$9.78	$0.09e	$1.25	$1.34
Year ended December 31, 2009	$6.80	$0.03e	$2.98	$3.01
Year ended December 31, 2008	$12.30	$0.04e	$(5.54)	$(5.50)
Selected International Fund Class D:
Six months ended June 30, 2013d	$9.28	$0.10e	$0.02	$0.12
Year ended December 31, 2012	$7.93	$0.09e	$1.41	$1.50
Year ended December 31, 2011	$11.02	$0.08e	$(2.32)	$(2.24)
Year ended December 31, 2010	$9.79	$0.14e	$1.25	$1.39
Year ended December 31, 2009	$6.81	$0.07e	$2.98	$3.05
Year ended December 31, 2008	$12.30	$0.08e	$(5.54)	$(5.46)

Financial Highlights

Dividends and Distributions						Ratios to Average Net			Assets
Dividends from Net Investment Income	Distributions from Realized Gains	Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Returna	Net Assets, End of Period (in millions)	Gross Expense Ratio	Net Expense Ratiob	Net Investment Income (Loss) Ratio	Portfolio Turnoverc

$–	$–	$–	$–	$47.62	14.17%	$1,983	0.95%f	0.95%f	0.73%f	6%
$(0.60)	$(2.25)	$–	$(2.85)	$41.71	12.82%	$1,949	0.95%	0.95%	1.28%	7%
$(0.17)	$–	$–	$(0.17)	$39.47	(4.35)%	$2,385	0.94%	0.94%	0.81%	11%
$(0.49)	$–	$–	$(0.49)	$41.44	12.53%	$3,549	0.93%	0.93%	0.80%	9%
$(0.29)	$–	$–	$(0.29)	$37.28	31.64%	$4,742	0.94%	0.94%	0.86%	11%
$(0.34)	$–	$(0.01)	$(0.35)	$28.54	(39.44)%	$4,481	0.92%	0.92%	0.86%	18%

$–	$–	$–	$–	$47.67	14.37%	$3,551	0.61%f	0.61%f	1.07%f	6%
$(0.75)	$(2.25)	$–	$(3.00)	$41.68	13.19%	$3,371	0.61%	0.61%	1.62%	7%
$(0.30)	$–	$–	$(0.30)	$39.44	(4.02)%	$3,517	0.61%	0.61%	1.14%	11%
$(0.62)	$–	$–	$(0.62)	$41.41	12.90%	$3,934	0.60%	0.60%	1.13%	9%
$(0.38)	$–	$–	$(0.38)	$37.25	32.06%	$3,654	0.61%	0.61%	1.19%	11%
$(0.48)	$–	$(0.01)	$(0.49)	$28.50	(39.24)%	$2,881	0.59%	0.59%	1.19%	18%

$–	$–	$–	$–	$9.32	0.87%	$10	1.48%f	1.48%f	1.50%f	5%
$(0.09)	$–	$–	$(0.09)	$9.24	18.29%	$10	1.52%	1.52%	0.39%	6%
$(0.16)	$(0.67)	$–	$(0.83)	$7.89	(22.49)%	$11	1.32%	1.32%	0.34%	110%g
$(0.12)	$–	$–	$(0.12)	$11.00	13.73%h	$18	1.23%	1.23%	0.92%	28%
$(0.03)	$–	$–	$(0.03)	$9.78	44.21%	$19	1.32%	1.32%	0.38%	24%
$–	$–	$–	$–	$6.80	(44.72)%	$16	1.26%	1.26%	0.43%	30%

$–	$–	$–	$–	$9.40	1.29%	$56	0.85%f	0.85%f	2.13%f	5%
$(0.15)	$–	$–	$(0.15)	$9.28	18.90%	$56	0.88%	0.88%	1.03%	6%
$(0.18)	$(0.67)	$–	$(0.85)	$7.93	(22.05)%	$51	0.81%	0.81%	0.85%	110%g
$(0.16)	$–	$–	$(0.16)	$11.02	14.30%h	$73	0.76%	0.76%	1.39%	28%
$(0.07)	$–	$–	$(0.07)	$9.79	44.72%	$67	0.84%	0.84%	0.86%	24%
$(0.03)	$–	$–i	$(0.03)	$6.81	(44.40)%	$48	0.86%	0.86%	0.83%	30%

SELECTED FUNDS

The following financial information represents selected data for each share of capital stock outstanding throughout each period:

Income (Loss) from Investment Operations

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gains (Losses)	Total from Investment Operations
Selected Daily Government Fund Class S:
Six months ended June 30, 2013d	$1.000	$0.001	$–	$0.001
Year ended December 31, 2012	$1.000	$0.001	$–	$0.001
Year ended December 31, 2011	$1.000	$0.001	$–	$0.001
Year ended December 31, 2010	$1.000	$0.001	$–	$0.001
Year ended December 31, 2009	$1.000	$0.002	$–	$0.002
Year ended December 31, 2008	$1.000	$0.020	$–	$0.020
Selected Daily Government Fund Class D:
Six months ended June 30, 2013d	$1.000	$0.001	$–	$0.001
Year ended December 31, 2012	$1.000	$0.001	$–	$0.001
Year ended December 31, 2011	$1.000	$0.001	$–	$0.001
Year ended December 31, 2010	$1.000	$0.001	$–	$0.001
Year ended December 31, 2009	$1.000	$0.003	$–	$0.003
Year ended December 31, 2008	$1.000	$0.024	$–	$0.024

a
Assumes hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one year.

b	The ratios in this column reflect the impact, if any, of the reduction of expenses paid indirectly and of certain reimbursements and/or waivers from the Adviser/Distributor.

c
The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

d	Unaudited.

e	Per share calculations were based on average shares outstanding for the period.

Financial Highlights – (Continued)

Dividends and Distributions						Ratios to Average Net			Assets
Dividends from Net Investment Income	Distributions from Realized Gains	Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Returna	Net Assets, End of Period (in millions)	Gross Expense Ratio	Net Expense Ratiob	Net Investment Income (Loss) Ratio	Portfolio Turnoverc

$(0.001)	$–	$–	$(0.001)	$1.000	0.07%	$4	1.55%f	0.02%f	0.14%f	NA
$(0.001)	$–	$–	$(0.001)	$1.000	0.08%	$4	1.40%	0.12%	0.08%	NA
$(0.001)	$–	$–	$(0.001)	$1.000	0.08%	$4	1.33%	0.08%	0.08%	NA
$(0.001)	$–	$–	$(0.001)	$1.000	0.08%	$4	1.29%	0.22%	0.08%	NA
$(0.002)	$–	$–	$(0.002)	$1.000	0.20%	$4	1.17%	0.54%	0.31%	NA
$(0.020)	$–	$–	$(0.020)	$1.000	2.05%	$4	0.94%	0.75%	2.09%	NA

$(0.001)	$–	$–	$(0.001)	$1.000	0.07%	$21	0.75%f	0.02%f	0.14%f	NA
$(0.001)	$–	$–	$(0.001)	$1.000	0.08%	$23	0.70%	0.12%	0.08%	NA
$(0.001)	$–	$–	$(0.001)	$1.000	0.08%	$23	0.67%	0.08%	0.08%	NA
$(0.001)	$–	$–	$(0.001)	$1.000	0.08%	$23	0.67%	0.22%	0.08%	NA
$(0.003)	$–	$–	$(0.003)	$1.000	0.29%	$24	0.57%	0.44%	0.41%	NA
$(0.024)	$–	$–	$(0.024)	$1.000	2.40%	$67	0.40%	0.40%	2.44%	NA

f	Annualized.

g
As a result of the change in investment strategy on May 1, 2011, from investing primarily in domestic equity securities to investing primarily in foreign equity securities, portfolio turnover was unusually high.

h
Selected International Fund made a favorable investment in an initial public offering (IPO), which had a material impact on the investment performance, adding approximately 2% to the Fund's total return in 2010. The IPO was purchased with the intent to benefit from long-term growth of the underlying company and the rapid appreciation was an unusual occurrence. Such performance may not continue in the future.

i	Less than $0.005 per share.

See Notes to Financial Statements

SELECTED FUNDS	Director Approval of Advisory Agreements (Unaudited)

Process of Annual Review

The Board of Directors of the Selected Funds oversees the management of each Selected Fund and, as required by law, determines annually whether to approve the continuance of each Selected Fund's advisory agreement with Davis Selected Advisers, L.P. and sub-advisory agreement with Davis Selected Advisers-NY, Inc. (jointly “Davis Advisors” and “Advisory Agreements”).

As a part of this process the Independent Directors, with the assistance of counsel for the Independent Directors, prepared questions submitted to Davis Advisors in anticipation of the annual contract review. The Independent Directors were provided with responsive background material (including recent investment performance data), and their counsel provided guidance, prior to the board meeting held in April 2013 where the Independent Directors reviewed and evaluated all information which they deemed reasonably necessary in the circumstances. Upon completion of this review, the Independent Directors found that the terms of the Advisory Agreements are fair and reasonable and that continuation of the Advisory Agreements was in the best interest of Selected American Shares, Selected International Fund, and Selected Daily Government Fund and their shareholders.

Reasons the Independent Directors Approved Continuation of the Advisory Agreements

The Independent Directors’ determinations were based upon a comprehensive consideration of all information provided to the Independent Directors and were not the result of any single factor. The following facts and conclusions were important, but not exclusive, in the Independent Directors’ recommendation to renew the Advisory Agreements.

The Independent Directors considered not only the investment performance of each Fund, but also the full range and quality of services provided by Davis Advisors to each Fund and their shareholders, including whether it:

1.	Achieves satisfactory investment results over the long-term after all costs;
2.
Handles shareholder transactions, inquiries, requests, and records efficiently and effectively, and provides quality accounting, legal, and compliance services, and oversees third-party service providers; and

3.	Fosters healthy investor behavior.

Davis Advisors is reimbursed a portion of its costs in providing some, but not all, of these services.

A shareholder’s ultimate return is the product of a fund’s results, as well as the shareholder’s behavior, specifically in selecting when to invest or redeem. The Independent Directors concluded that, through its actions and communications, Davis Advisors has attempted to have a meaningful, positive impact on investor behavior.

Davis Advisors (and its affiliates) and members of the Davis family are some of the largest shareholders in the Selected Funds. The Independent Directors concluded that this investment tends to align Davis Advisors’ and the Davis family’s interests with other shareholders, as they face the same risks, pay the same fees, and are motivated to achieve satisfactory long-term returns. In addition, the Independent Directors concluded that significant investments by Davis Advisors and the Davis family have contributed to the economies of scale, which have lowered fees and expenses for Selected Funds’ shareholders over time.

The Independent Directors noted the importance of reviewing quantitative measures, but also recognized that qualitative factors are also important in assessing whether Selected Fund shareholders are likely to be well served by the renewal of the Advisory Agreements. They noted both the value and shortcomings of purely quantitative measures, including the data provided by independent service providers, and concluded that while such measures and data may be informative, the judgment of the Independent Directors must take many factors, including those listed below, into consideration in representing the shareholders of the Selected Funds.  In connection with reviewing comparative performance information, the Independent Directors generally give greater weight to longer-term measurements.

The Independent Directors expect Davis Advisors to employ a disciplined, company-specific, research-driven, businesslike, long-term investment philosophy.

SELECTED FUNDS	Director Approval of Advisory Agreements (Unaudited) – (Continued)

Reasons the Independent Directors Approved Continuation of the Advisory Agreements – (Continued)

The Independent Directors recognized Davis Advisors’ (a) efforts to minimize transaction costs by generally having a long-term time horizon and low portfolio turnover; (b) focus on tax efficiency; (c) record of generally producing satisfactory after-tax results over the long term; (d) efforts towards fostering healthy investor behavior by, among other things, providing informative and substantial educational material; and (e) efforts to promote shareholder interests by actively speaking out on corporate governance issues.

The Independent Directors reviewed (a) comparative fee and expense information for other funds, as selected and analyzed by a nationally recognized independent service provider; (b) information regarding fees charged by Davis Advisors to other advisory clients, including funds which it sub-advises and private accounts, as well as the differences in the services provided to such other clients; and (c) the fee schedules of each of the Funds, including an assessment of competitive fee schedules, and review of breakpoints, if applicable.

The Independent Directors reviewed the management fee schedule for each Fund, profitability of each Fund to Davis Advisors, the extent to which economies of scale might be realized if the Funds’ net assets increase, and whether the fee schedule reflected those potential economies of scale. The Independent Directors considered the nature, quality, and extent of the services being provided to each Fund and the costs incurred by Davis Advisors in providing such services. The Independent Directors considered various potential benefits that Davis Advisors may receive in connection with the services it provides under the Advisory Agreements with the Funds, including a review of portfolio brokerage practices. The Independent Directors noted that Davis Advisors does not use client commissions to pay for publications that are available to the general public or for third-party research services.

The Independent Directors compared the fees paid to Davis Advisors by the Selected Funds with those paid by Davis Selected Adviser’s sub-advised clients, private account clients, and managed money/wrap clients. To the extent sub-advised or private account fees were lower than fees paid by the Funds, the Independent Directors noted that the range of services provided to the Funds is more extensive and the risks associated with operating SEC registered, publicly traded mutual funds are greater. Serving as the primary adviser for mutual funds is more work because of the complex overlay of regulatory, tax and accounting issues which are unique to mutual funds. In addition, the work required to service shareholders is more extensive because of the significantly greater number of shareholders and managing trading is more complex because of more frequent fund flows. With respect to risk, not only has regulation become more complex and burdensome, but the scrutiny of regulators and shareholders has gotten more intense.

Selected American Shares

The Independent Directors noted that Selected American Shares’ Class S shares under-performed its benchmark, the Standard & Poor’s 500® Index, over the one-, three-, five-, and ten-year time periods, all ended March 31, 2013. The Lipper Report (prepared by an independent service provider) indicated that the Fund’s Class S shares matched the Lipper Performance Universe and out-performed the Lipper Category Index over the ten-year time period; and under-performed in the one-, two-, three-, four-, and five-year time periods, all ended December 31, 2012. The Fund’s Class S shares out-performed the Standard & Poor’s 500® Index in 10 of the 15 rolling five-year time frames, and its peer group in 11 of the 15 rolling five-year time frames ended December 31 for each year from 1998 through 2012. The Fund’s Class S shares out-performed the Index in 9 of the 10 rolling ten-year time frames, and its peer group in all of the 10 rolling ten-year time frames ended December 31 for each year from 2003 through 2012.

The Independent Directors considered Selected American Shares’ management fee and total expense ratio. The management fee was both reasonable and below the median ratio of its expense peer group as determined by Lipper. The Fund’s Class S shares total expense ratio was higher than the median ratio of its expense peers due to a 25 basis point 12b-1 fee versus a median of zero basis points for the peers; otherwise the total expenses were lower. The Directors noted that Class D shares do not pay any 12b-1 fees.

SELECTED FUNDS	Director Approval of Advisory Agreements (Unaudited) – (Continued)

Selected International Fund

Davis Advisors began managing Selected Special Shares on a daily basis in May 2001. On May 1, 2011 the Fund changed its name from Selected Special Shares to Selected International Fund and changed its investment strategy from investing primarily in domestic equity securities to investing primarily in foreign equity securities. This change limited the relevance of long-term comparisons against the Fund’s benchmark, the Morgan Stanley Capital International All Country World Index ex USA (“MSCI ACWI® ex USA”).

The Independent Directors noted that Selected International Fund’s Class S shares out-performed its benchmark, the MSCI ACWI® ex USA, over the five-year time period, matched the Index over the one-year time period, and under-performed the Index over the three- and ten-year time periods, all ended March 31, 2013. The Lipper Report (prepared by an independent service provider) indicated that the Fund out-performed the Lipper Performance Universe and under-performed the Lipper Category Index over the one-year period; and under-performed both the Lipper Performance Universe and Lipper Category Index over the two-, three-, four-, five-, and ten- year time periods, all ended December 31, 2012. The Fund’s Class S shares out-performed the MSCI ACWI® ex USA in 7 of the 15 rolling five-year time frames, and its peer group in 5 of the 15 rolling five-year time frames ended December 31 for each year from 1998 through 2012. The Fund out-performed the MSCI ACWI® ex USA in 4 of the 10 rolling ten-year time frames, and its peer group in 4 of the 10 rolling ten-year time frames ended December 31 for each year from 2003 through 2012.

The Independent Directors considered Selected International Fund’s management fee and total expense ratio. The management fee was both reasonable and below the median ratio of its expense peer group as determined by Lipper. The Fund’s Class S shares total expense ratio was higher than the median ratio of its expense peers due to a 25 basis point 12b-1 fee versus a median of zero basis points for the peers; otherwise the total expenses were lower. The Directors noted that Class D shares do not pay any 12b-1 fees.

Selected Daily Government Fund

The Independent Directors noted that the Lipper Report (prepared by an independent service provider) indicated that Selected Daily Government Fund’s Class S shares out-performed the Lipper Performance Universe and Lipper Category Index over the one-, two-, three-, four-, five-, and ten-year time periods, all ended December 31, 2012.

The Independent Directors considered Selected Daily Government Fund’s management fee and total expense ratio. The management fee was reasonable and lower than the median of its expense peer group as determined by Lipper. The Fund’s Class S shares total expense ratio was above the median of its expense peer group (but within the range of the peer group). The Independent Directors also noted that Davis Advisors is contractually committed to waive fees and/or reimburse the Fund’s expenses such that net investment income will not be less than zero until May 1, 2014. After that date, there is no assurance that the Adviser will continue to cap expenses. The Adviser may recapture from the assets of the Fund any of the operating expenses it has reimbursed (but not any of the management fees which it has waived) until the end of the third calendar year after the end of the calendar year in which such reimbursement occurs, subject to certain limitations. This recapture could negatively affect the Fund’s future yield.

Approval of Advisory Agreements

The Independent Directors concluded that Davis Advisors had provided Selected American Shares, Selected International Fund, and Selected Daily Government Fund and their shareholders a reasonable level of both investment and non-investment services. The Independent Directors further concluded that shareholders have received a significant benefit from Davis Advisors’ shareholder-oriented approach, as well as the execution of its investment discipline.

The Independent Directors determined that the advisory fees for Selected American Shares, Selected International Fund, and Selected Daily Government Fund were reasonable in light of the nature, quality, and extent of the services being provided to the Funds, the costs incurred by Davis Advisors in providing such service, and in comparison to the range of the average advisory fees of their peer groups, as determined by an independent service provider. The Independent Directors found that the terms of the Advisory Agreements are fair and reasonable and that continuation of the Advisory Agreements was in the best interest of each Fund and its shareholders. The Independent Directors and the full Board of Directors therefore voted to continue the Advisory Agreements.

SELECTED FUNDS	Privacy Notice and Householding

Privacy Notice

While you generally will be dealing with a broker-dealer or other financial adviser, we may collect information about you from your account application and other forms that you may deliver to us.  We use this information to process your requests and transactions; for example, to provide you with additional information about our Funds, to open an account for you, or to process a transaction.  In order to service your account and execute your transactions, we may provide your personal information to firms that assist us in servicing your account, such as our transfer agent.  We may also provide your name and address to one of our agents for the purpose of mailing to you your account statement and other information about our products and services.  We require these outside firms and agents to protect the confidentiality of your information and to use the information only for the purpose for which the disclosure is made.  We do not provide customer names and addresses to outside firms, organizations, or individuals except in furtherance of our business relationship with you or as otherwise allowed by law.

We restrict access to nonpublic personal information about you to those employees who need to know that information to provide products or services to you.  We maintain physical, electronic, and procedural safeguards that comply with federal standards to guard your personal information.

Householding

To avoid sending duplicate copies of materials to households, the Funds will mail only one copy of each prospectus, Annual and Semi-Annual Report to shareholders having the same last name and address on the Funds’ records.  The consolidation of these mailings, called householding, benefits the Funds through reduced mailing expense.  If you do not want the mailing of these documents to be combined with those to other members of your household, please contact the Selected Funds by phone at 1-800-243-1575.  Individual copies of current prospectuses and reports will be sent to you within 30 days after the Funds receive your request to stop householding.

SELECTED FUNDS	Directors and Officers

For the purposes of their service as directors to the Selected Funds, the business address for each of the directors is 2949 E. Elvira Road, Suite 101, Tucson, AZ 85756.  Each Director serves until retirement, resignation, death, or removal.  Directors must retire from the Board of Directors and cease being a Director at the close of business on the last day of the calendar year in which the Director attains age 75.

Name (birthdate)	Position(s) Held With Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director
Independent Directors

William P. Barr (05/23/50)	Director	Director since 1994	Of Counsel to Kirkland & Ellis LLP (law firm) until July 2009; Executive Vice President and General Counsel, Verizon (a telecommunications company) from 1994 through 2008.	3	Director, Time Warner, Inc. (media and entertainment company); Director, Dominion Resources (energy company).

Francisco L. Borges (11/17/51)	Director	Director since 2006	Chairman and Managing Partner, Landmark Partners, Inc. (private equity firm) since March 1999.	3	Trustee, John S. and James L. Knight Foundation; Trustee, Connecticut Public Broadcasting Network; Director, University of Connecticut Health Center; Director, Assured Guaranty Ltd.

Katherine L. MacWilliams (01/19/56)	Director	Director since 1997	Retired; former Chief Financial Officer, Caridian BCT, Inc. (a medical device company) 2008-2010.	3	None

James J. McMonagle (10/01/44)	Director/ Chairman	Director since 1990	Chairman, Selected Funds Board of Directors since 1997; of Counsel to Vorys, Sater, Seymour and Pease LLP (law firm) since 2002.	3	Director, Owens Corning (producer of residential and commercial building materials).

Richard O'Brien (09/12/45)	Director	Director since 1996	Retired Corporate Economist, Hewlett- Packard Company.	3	None

Inside Directors*

Andrew A. Davis (06/25/63)	Director	Director since 1998	President or Vice President of each Selected Fund and Davis Fund; President, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser.	16	Director, Davis Funds (consisting of 13 portfolios).

Christopher C. Davis (07/13/65)	Director	Director since 1998	President or Vice President of each Selected Fund, Davis Fund, and Clipper Fund; Chairman, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser, including sole member of the Adviser’s general partner, Davis Investments, LLC; Employee of Shelby Cullom Davis & Co. (registered broker/dealer).	16	Director, Davis Funds (consisting of 13 portfolios); Director, Washington Post Co. (publishing company).

*   Andrew A. Davis and Christopher C. Davis own partnership units (directly, indirectly, or both) of the Adviser and are considered to be “interested persons” of the Funds as defined in the Investment Company Act of 1940. Andrew A. Davis and Christopher C. Davis are brothers.

SELECTED FUNDS	Directors and Officers – (Continued)

Officers

Christopher C. Davis (born 07/13/65, Selected Funds officer since 1998). See description in the section on Inside Directors.

Andrew A. Davis (born 06/25/63, Selected Funds officer since 1998). See description in the section on Inside Directors.

Kenneth C. Eich (born 08/14/53, Selected Funds officer since 1997). Executive Vice President and Principal Executive Officer of each of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of three portfolios), and Clipper Fund, Inc. (consisting of one portfolio); Chief Operating Officer, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser.

Douglas A. Haines (born 03/04/71, Selected Funds officer since 2004). Vice President, Treasurer, Chief Financial Officer, Principal Financial Officer, and Principal Accounting Officer of each of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of three portfolios), and Clipper Fund, Inc. (consisting of one portfolio); Vice President and Director of Fund Accounting, Davis Selected Advisers, L.P.

Sharra L. Haynes (born 09/25/66, Selected Funds officer since 1997). Vice President and Chief Compliance Officer of each of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of three portfolios), and Clipper Fund, Inc. (consisting of one portfolio); Vice President and Chief Compliance Officer, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser.

Thomas D. Tays (born 03/07/57, Selected Funds officer since 1997). Vice President and Secretary of each of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of three portfolios), and Clipper Fund, Inc. (consisting of one portfolio); Vice President, Chief Legal Officer, and Secretary, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser.

Arthur Don (born 09/24/53, Selected Funds officer since 1991). Assistant Secretary (for clerical purposes only) of each of the Davis Funds and Selected Funds; Shareholder, Greenberg Traurig, LLP (law firm); counsel to the Independent Directors and the Davis Funds.

SELECTED FUNDS

Investment Adviser
Davis Selected Advisers, L.P.
2949 East Elvira Road, Suite 101
Tucson, Arizona 85756

Distributor
Davis Distributors, LLC
2949 East Elvira Road, Suite 101
Tucson, Arizona 85756

Custodian
State Street Bank and Trust Co.
c/o The Selected Funds
One Lincoln Street
Boston, Massachusetts 02111

Transfer Agent
Boston Financial Data Services, Inc.
c/o The Selected Funds
P.O. Box 8243
Boston, Massachusetts 02266-8243

Overnight Address:
30 Dan Road
Canton, Massachusetts 02021-2809

Counsel
Greenberg Traurig, LLP
77 West Wacker Drive, Suite 3100
Chicago, Illinois 60601

Independent Registered Public Accounting Firm
KPMG LLP
1225 Seventeenth Street, Suite 800
Denver, Colorado 80202

For more information about the Selected Funds including management fee, charges, and expenses, see the current prospectus, which must precede or accompany this report.  The Funds’ Statement of Additional Information contains additional information about the Funds’ Directors and is available without charge upon request by calling 1-800-243-1575 or on the Funds’ website at www.selectedfunds.com. Quarterly Fact Sheets are available on the Funds’ website at www.selectedfunds.com.

ITEM 2. CODE OF ETHICS

Not Applicable

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant’s board of directors has determined that independent trustee Katherine MacWilliams qualifies as the “audit committee financial expert”, as defined in Item 3 of form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not Applicable

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Applicable

ITEM 6. SCHEDULE OF INVESTMENTS

Not Applicable. The complete Schedule of Investments is included in Item 1 of this for N-CSR

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS

Not Applicable

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no changes to the procedure by which shareholders may recommend nominees to the registrant’s Board of Trustees.

ITEM 11. CONTROLS AND PROCUDURES

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-2 (c) under the Investment Company Act of 1940, as amended) are effective as of a date within 90 days of the filing date of this report.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls.

ITEM 12. EXHIBITS

(a)(1) Not Applicable

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached.

(a)(3) Not Applicable

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SELECTED CAPITAL PRESERVATION TRUST

By	/s/ Kenneth C. Eich
Kenneth C. Eich
Principal Executive Officer

Date: September 5, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Kenneth C. Eich
Kenneth C. Eich
Principal Executive Officer

Date: September 5, 2013

By	/s/ Douglas A. Haines
Douglas A. Haines
Principal Financial Officer

Date: September 5, 2013